DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES - Schedule of Assets by Segment (Details) - CAD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	$ 594	$ 575
Property, plant and equipment	44,804	45,260
Right-of-use assets	1,992	2,153
Goodwill	2,912	2,912
Assets	68,048	63,424
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	591	568
Property, plant and equipment	33,715	34,149
Right-of-use assets	1,156	1,204
Goodwill	2,912	2,912
Assets	44,013	42,505
Conventional
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	2,156	2,202
Right-of-use assets	32	44
Goodwill	0	0
Assets	2,589	2,579
Offshore
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	3	7
Property, plant and equipment	4,155	4,008
Right-of-use assets	151	180
Goodwill	0	0
Assets	4,863	4,756
Canadian Refining
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	2,227	2,452
Right-of-use assets	43	50
Goodwill	0	0
Assets	2,886	2,831
U.S Refining
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	2,363	2,238
Right-of-use assets	270	287
Goodwill	0	0
Assets	5,355	4,698
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	188	211
Right-of-use assets	340	388
Goodwill	0	0
Assets	$ 8,342	$ 6,055